Exhibit 99.1

Hyundai Auto Receivables Trust 2015-C
Monthly Servicing Report

Collection Period	April 2018
Distribution Date	05/15/18
Transaction Month	32
30/360 Days	30
Actual/360 Days	29

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	August 14, 2015
Closing Date:	September 16, 2015

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,061,790,025.14	57,449	3.31%	58.28
Original Adj. Pool Balance:		$1,020,665,769.69

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$211,000,000.00	19.872%	0.39000%		September 15, 2016
Class A-2-A Notes	Fixed	$250,000,000.00	23.545%	0.99000%		November 15, 2018
Class A-2-B Notes	Floating	$145,000,000.00	13.656%	LIBOR + 0.37%		November 15, 2018
Class A-3 Notes	Fixed	$255,000,000.00	24.016%	1.46000%		February 18, 2020
Class A-4 Notes	Fixed	$83,630,000.00	7.876%	1.78000%		November 15, 2021
Class B Notes	Fixed	$18,370,000.00	1.730%	2.15000%		November 15, 2021
Class C Notes	Fixed	$27,560,000.00	2.596%	2.55000%		November 15, 2021
Class D Notes	Fixed	$22,450,000.00	2.114%	3.15000%		June 15, 2022
Total Securities		$1,013,010,000.00	95.406%

Overcollateralization		$7,655,769.69	0.721%
YSOA		$41,124,255.45	3.873%
Total Original Pool Balance		$1,061,790,025.14	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2-A Notes	$-	-	$-	-	$-
Class A-2-B Notes	$-	-	$-	-	$-
Class A-3 Notes	$120,801,122.66	0.4737299	$105,036,226.82	0.4119068	$15,764,895.84
Class A-4 Notes	$83,630,000.00	1.0000000	$83,630,000.00	1.0000000	$-
Class B Notes	$18,370,000.00	1.0000000	$18,370,000.00	1.0000000	$-
Class C Notes	$27,560,000.00	1.0000000	$27,560,000.00	1.0000000	$-
Class D Notes	$22,450,000.00	1.0000000	$22,450,000.00	1.0000000	$-
Total Securities	$272,811,122.66	0.2693074	$257,046,226.82	0.2537450	$15,764,895.84

Weighted Avg. Coupon (WAC)	3.11%		3.10%
Weighted Avg. Remaining Maturity (WARM)	29.10		28.24
Pool Receivables Balance	$297,364,600.26		$280,967,586.85
Remaining Number of Receivables	33,742		32,851

Adjusted Pool Balance	$288,121,109.21		$272,356,213.37

III. COLLECTIONS

Principal:
Principal Collections	$16,077,143.67
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$242,824.65
Total Principal Collections	$16,319,968.32

Interest:
Interest Collections	$753,322.40
Late Fees & Other Charges	$37,059.70
Interest on Repurchase Principal	$-
Total Interest Collections	$790,382.10

Collection Account Interest	$19,365.48
Reserve Account Interest	$3,266.84
Servicer Advances	$-

Total Collections	$17,132,982.74

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Hyundai Auto Receivables Trust 2015-C
Monthly Servicing Report

Collection Period	April 2018
Distribution Date	05/15/18
Transaction Month	32
30/360 Days	30
Actual/360 Days	29

IV. DISTRIBUTIONS

Total Collections	$17,132,982.74
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$17,132,982.74

			Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1.	Servicing Fee @1.00%:
	Servicing Fee Due	1.00%	$247,803.83	$-	$247,803.83	247,803.83
	Collection Account Interest					$19,365.48
	Late Fees & Other Charges					$37,059.70
Total due to Servicer						$304,229.01

2.	Class A Noteholders Interest:
	Class A-1 Notes		$-		$-
	Class A-2-A Notes		$-		$-
	Class A-2-B Notes		$-		$-
	Class A-3 Notes		$146,974.70		$146,974.70
	Class A-4 Notes		$124,051.17		$124,051.17

	Total Class A interest:		$271,025.87		$271,025.87	271,025.87

3.	First Priority Principal Distribution:		$-		$-	0.00

4.	Class B Noteholders Interest:		$32,912.92		$32,912.92	32,912.92

5.	Second Priority Principal Distribution:		$-		$-	0.00

6.	Class C Noteholders Interest:		$58,565.00		$58,565.00	58,565.00

7.	Third Priority Principal Distribution:		$-		$-	0.00

8.	Class D Noteholders Interest:		$58,931.25		$58,931.25	58,931.25

	Available Funds Remaining:					$16,407,318.69

9.	Regular Principal Distribution Amount:					15,764,895.84

			Distributable Amount		Paid Amount
	Class A-1 Notes				$-
	Class A-2-A Notes				$-
	Class A-2-B Notes				$-
	Class A-3 Notes				$15,764,895.84
	Class A-4 Notes				$-
	Class A Notes Total:		$15,764,895.84		$15,764,895.84
	Class B Notes Total:		$-		$-
	Class C Notes Total:		$-		$-
	Class D Notes Total:		$-		$-
	Total Noteholders Principal		$15,764,895.84		$15,764,895.84

10.	Required Deposit to Reserve Account					0.00

11.	Trustee Expenses					0.00

12.	Remaining Available Collections Released to Certificateholder					642,422.85

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$9,243,491.05
Beginning Period Amount	$9,243,491.05
Current Period Amortization	$632,117.57
Ending Period Required Amount	$8,611,373.48
Ending Period Amount	$8,611,373.48
Next Distribution Date Required Amount	$8,003,446.03

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Hyundai Auto Receivables Trust 2015-C
Monthly Servicing Report

Collection Period	April 2018
Distribution Date	05/15/18
Transaction Month	32
30/360 Days	30
Actual/360 Days	29

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$2,551,664.42
Beginning Period Amount	$2,551,664.42
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$2,551,664.42
Ending Period Amount	$2,551,664.42

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$15,309,986.55	$15,309,986.55	$15,309,986.55
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	5.31%	5.62%	5.62%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.73%	32,434	98.37%	$276,378,437.94
30 - 60 Days	1.00%	329	1.29%	$3,625,367.60
61 - 90 Days	0.24%	80	0.32%	$885,466.04
91-120 Days	0.02%	8	0.03%	$78,315.27
121 + Days	0.00%	0	0.00%	$-
Total		32,851		$280,967,586.85

Delinquent Receivables 30+ Days Past Due
Current Period	1.27%	417	1.63%	$4,589,148.91
1st Preceding Collection Period	1.28%	433	1.64%	$4,871,947.69
2nd Preceding Collection Period	1.19%	413	1.48%	$4,690,595.62
3rd Preceding Collection Period	1.51%	534	1.86%	$6,196,948.08
Four-Month Average	1.31%		1.65%

Repossession in Current Period		28		$294,115.84
Repossession Inventory		73		$187,736.60

Current Charge-Offs
Gross Principal of Charge-Offs				$319,869.74
Recoveries				$(242,824.65)
Net Loss				$77,045.09

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.31%

Average Pool Balance for Current Period				$289,166,093.56

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.32%
1st Preceding Collection Period				-0.11%
2nd Preceding Collection Period				0.42%
3rd Preceding Collection Period				1.59%
Four-Month Average				0.56%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		35	1,963	$25,706,489.28
Recoveries		27	1,693	$(13,737,314.29)
Net Loss				$11,969,174.99
Cumulative Net Loss as a % of Initial Pool Balance				1.13%

Net Loss for Receivables that have experienced a Net Loss *		15	1,453	$12,010,955.98
Average Net Loss for Receivables that have experienced a Net Loss				$8,266.32

Principal Balance of Extensions				$623,701.88
Number of Extensions				51

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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